Capital and Leasing Commitments	12 Months Ended
Jan. 31, 2019
Disclosure of capital and leasing commitments [Abstract]
Capital and Leasing Commitments

25	Capital and Leasing Commitments

(a)	Operating Leases

	31 January 2019 NZ $000’s	31 January 2018 NZ $000’s	31 January 2017 NZ $000’s
Minimum lease payments under non-cancellable operating lease
- not later than one year	8,533	9,618	9,472
- between one year and five years	18,039	14,943	14,435
- later than five years	1,485	528	59
	28,058	25,089	23,966

Operating leases are in place for leased premises and vehicles, and normally have a term between 1 and 11 years. Lease payments are increased on an annual basis to reflect market rentals.

(b)	Contracted Commitments

	31 January 2019 NZ $000’s	31 January 2018 NZ $000’s	31 January 2017 NZ $000’s
Licence contract
- not later than one year	4,286	3,797	3,652
- between one year and five years	8,696	12,009	15,917
- later than five years	-	-	-
	12,982	15,806	19,569

The Group has an exclusive licence to use the trademark and name Heidi Klum in the manufacture, promotion, sale and distribution of product. The contract was executed on 26 September 2014 and commenced on 1 January 2015. The contract has a 7 year term with no rights to renew. Licence royalties are calculated based on net sales, and the minimum guarantee payments payable by the Group are set out above.